Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 07, 2025	Jul. 14, 2025	Mar. 03, 2025	Jan. 24, 2025
Subsequent Events [Line Items]
Borrowed amount (in Dollars)			$ 3
Per share (in Dollars per share)				$ 4
Forecast [Member]
Subsequent Events [Line Items]
Shares issued and sold	4,500,000
Per share (in Dollars per share)	$ 7,500,000
Aggregate shares		4,500,000
Initial Public Offering [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued and sold	0.00002